Segment information - Schedule of Revenue by Top Country (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total revenue	€ 311,490	€ 125,948	€ 44,696
Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 158,657	€ 68,329	€ 26,340
% of Total Revenue	51.00%	54.00%	58.00%
Italy
Disclosure of operating segments [line items]
Total revenue	€ 47,019	€ 15,333	€ 5,568
% of Total Revenue	15.00%	12.00%	12.00%
France
Disclosure of operating segments [line items]
Total revenue	€ 41,787	€ 21,037	€ 6,495
% of Total Revenue	14.00%	17.00%	15.00%
Australia
Disclosure of operating segments [line items]
Total revenue	€ 40,974	€ 14,046	€ 9,508
% of Total Revenue	13.00%	11.00%	21.00%
United Kingdom
Disclosure of operating segments [line items]
Total revenue	€ 24,840	€ 15,470	€ 4,116
% of Total Revenue	8.00%	12.00%	9.00%
Switzerland
Disclosure of operating segments [line items]
Total revenue	€ 4,037	€ 2,443	€ 653
% of Total Revenue	1.00%	2.00%	1.00%
TFSS
Disclosure of operating segments [line items]
Total revenue	€ 228,818	€ 89,559	€ 30,826
TFSS | Significant countries
Disclosure of operating segments [line items]
Total revenue	90,501	37,275	14,714
TFSS | Italy
Disclosure of operating segments [line items]
Total revenue	43,280	12,912	3,906
TFSS | France
Disclosure of operating segments [line items]
Total revenue	39,996	20,118	6,128
TFSS | Australia
Disclosure of operating segments [line items]
Total revenue	303	49	302
TFSS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	2,917	1,838	3,784
TFSS | Switzerland
Disclosure of operating segments [line items]
Total revenue	4,005	2,358	594
AVPS
Disclosure of operating segments [line items]
Total revenue	61,805	23,325	13,870
AVPS | Significant countries
Disclosure of operating segments [line items]
Total revenue	47,289	17,990	11,626
AVPS | Italy
Disclosure of operating segments [line items]
Total revenue	3,739	2,421	1,662
AVPS | France
Disclosure of operating segments [line items]
Total revenue	1,791	919	367
AVPS | Australia
Disclosure of operating segments [line items]
Total revenue	40,671	13,997	9,206
AVPS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	1,056	568	332
AVPS | Switzerland
Disclosure of operating segments [line items]
Total revenue	32	85	€ 59
RTS
Disclosure of operating segments [line items]
Total revenue	20,867	13,064
RTS | Significant countries
Disclosure of operating segments [line items]
Total revenue	20,867	13,064
RTS | Italy
Disclosure of operating segments [line items]
Total revenue	0	0
RTS | France
Disclosure of operating segments [line items]
Total revenue	0	0
RTS | Australia
Disclosure of operating segments [line items]
Total revenue	0	0
RTS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	20,867	13,064
RTS | Switzerland
Disclosure of operating segments [line items]
Total revenue	€ 0	€ 0